Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements
Schedule of Fair Value Information on Recurring Basis

The following tables present fair value information as of June 30, 2026, and December 31, 2025. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

June 30, 2026	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
ADI Funding Convertible Note	$257,242	$—	$—	$257,242
ClearThink Convertible Note	$250,000	$—	$—	$250,000
Vanquish Funding Convertible Note	$250,000	$—	$—	$250,000
Common stock issuance obligation	$5,918	$5,918	$—	$—
SEPA liability	$145,174	$—	$—	$145,174

December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Quantum Convertible Note, related party	$351,307	$—	$—	$351,307
Common stock issuance obligation	$18,941	$18,941	$—	$—
May 2025 Convertible Note	$361,821	$—	$—	$361,821

December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Quantum Convertible Note, related party	$351,307	$—	$—	$351,307
Common stock issuance obligation	$18,941	$18,941	$—	$—
May 2025 Convertible Note	$361,821	$—	$—	$361,821

December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,499,000	$—	$—	$1,499,000
Equity line of credit	$80,000	$—	$—	$80,000
Quantum Convertible Note, related party	$3,248,000	$—	$—	$3,248,000
September 2024 Convertible Note	$2,094,000	$—	$—	$2,094,000
Common stock issuance obligation	$69,621	$69,621	$—	$—

Schedule of Changes in the Fair Value of Financial Liabilities

The change in the fair value of the Level 3 financial liabilities for the period from December 31, 2025, through June 30, 2026, is summarized as follows:

	Quantum Convertible Note	May 2025 Convertible Note	ADI Funding Convertible Note	ClearThink Convertible Note	Vanquish Funding Convertible Note	SEPA Liability	Total
Fair value as of December 31, 2025	$351,307	$361,821	$—	$—	$—	$—	$713,128
Initial fair value at issuance	—	—	250,000	250,000	250,000	145,174	895,174
Conversion	(521,721)	(299,348)	—	—	—	—	(821,069)
Interest accrued	11,243	—	—	—	—	—	11,243
Change in fair value	159,171	(62,473)	7,242	—	—	—	103,940
Fair value as of June 30, 2026	$—	$—	$257,242	$250,000	$250,000	$145,174	$902,416

The change in the fair value of the Level 3 financial liabilities for the period from December 31, 2024, through June 30, 2025, is summarized as follows:

	Quantum			September	March 2025	May 2025
	Convertible Note	Exchange Note	ELOC	Convertible Note	Convertible Note	Convertible Note	Total
Fair value as of December 31, 2024	$3,248,000	$1,499,000	$80,000	$2,094,000	$—	$—	$6,921,000
Initial fair value at issuance	—	—	—	—	238,020	342,996	581,016
Change in fair value	332,612	986,636	(20,157)	824,875	(43,229)	—	2,080,737
Fair value as of June 30, 2025	$3,580,612	$2,485,636	$59,843	$2,918,875	$194,791	$342,996	$9,582,753

	Extension Note Bifurcated Derivative	Exchange Note	Quantum Convertible Note	Additional Bridge Notes	ELOC	ELOC Commitment Fee Note	September 2024 Convertible Note	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	—	—	7,350,083
Initial fair value at issuance	—	—	4,618,234	—	—	595,000	2,000,000	7,213,234
Settlement of Extension Note	(33,000)	—	—	—	—	—	—	(33,000)
Repayment on Notes	—	(61,429)	—	(52,680)	—	—	(38,889)	(152,998)
(Gain) Loss due to extinguishment of debt	—	—	—	—	—	(5,000)	—	(5,000)
Shares issued upon conversions of portion of notes	—	(1,067,740)	—	(140,417)	—	(79,500)	—	(1,287,657)
(Gain) Loss on change in fair value	—	(3,527,756)	(1,370,234)	(273,549)	(614,512)	(510,500)	132,889	(6,163,662)
Fair value as of December 31, 2024	$—	$1,499,000	$3,248,000	$—	$80,000	$—	$2,094,000	$6,921,000
	Quantum			September 2024	March 2025	May 2025
	Convertible Note	Exchange Note	ELOC	Convertible Note	Convertible Note	Convertible Note	Total
Fair value as of December 31, 2024	$3,248,000	$1,499,000	$80,000	$2,094,000	$—	$—	$6,921,000
Initial fair value at issuance	—	—	—	—	108,696	216,871	325,567
Conversion	(4,936,550)	(1,739,840)	—	(3,732,827)	(303,053)	—	(10,712,270)
Additions to principal	380,000	—	—	—	—	62,500	442,500
Interest accrued	1,197,203	222,189	—	629,592	23,350	17,341	2,089,675
Issuance discount	—	—	—	—	(8,696)	—	(8,696)
Repayment on notes	—	—	—	(77,778)	—	—	(77,778)
Write-off	—	—	(80,000)	—	—	—	(80,000)
Gain on change in fair value / extinguishment of debt	462,654	18,651	—	1,087,013	179,703	65,109	1,813,130
Fair value as of December 31, 2025	$351,307	$—	$—	$—	$—	$361,821	$713,128

Quantum Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs	The key inputs into the MCM model for the Quantum Convertible Note were as follows on June 30, 2026, and on December 31, 2025:
	June 30, 2026	December 31, 2025
Risk-free interest rate	0.00%	3.53%
Expected term (years)	-	0.50
Volatility	0.00%	95.22%
Stock price	$-	$29.60

May 2025 Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs	The key inputs into the MCM model for the May 2025 Convertible Note were as follows on June 30, 2026 and on December 30, 2025:
	June 30, 2026	December 31, 2025
Risk-free interest rate	0.00%	3.67%
Expected term (years)	-	0.08
Volatility	0.00%	46.18%
Stock price	$-	$30.40

	December 31, 2025	May 30, 2025
Risk-free interest rate	3.67%	4.27%
Expected term (years)	0.08	0.34
Volatility	46.18%	102.79%
Stock price	$30.40	$99.20

ADI Funding Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs	The key inputs into the MCM model for the ADI Funding Convertible Note were as follows on June 30, 2026, and on December 31, 2025:
	June 30, 2026	December 31, 2025
Risk-free interest rate	3.90%	0.00%
Expected term (years)	0.44	-
Volatility	90.15%	0.00%
Stock price	$9.60	$-

ClearThink Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs	The key inputs into the MCM model for the ClearThink Convertible Note were as follows on June 30, 2026, and on December 31, 2025:
	June 30, 2026	December 31, 2025
Risk-free interest rate	3.90%	0.00%
Expected term (years)	0.98	-
Volatility	82.64%	0.00%
Stock price	$9.60	$-

Vanquish Funding Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs	The key inputs into the MCM model for the Vanquish funding Convertible Note were as follows on June 30, 2026, and on December 31, 2025:
	June 30, 2026	December 31, 2025
Risk-free interest rate	3.90%	0.00%
Expected term (years)	0.98	-
Volatility	82.64%	0.00%
Stock price	$9.60	$-

SEPA liability [Member]
Fair Value Measurements
Schedule of Key Inputs	The key inputs into the MCM model for the SEPA liability were as follows on June 30, 2026, and on December 31, 2025:
	June 30, 2026	December 31, 2025
Risk-free interest rate	4.07%	0.00%
Expected term (years)	2.93	-
Volatility	96.15%	0.00%
Stock price	$9.60	$-

Quantum Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	December 31, 2025	December 31, 2024
Risk-free interest rate	3.53%	4.20%
Expected term (years)	0.50	1.50
Volatility	95.22%	138.00%
Stock price	$29.60	$108.80
Debt discount rate*	—%	9.30%

*	These assumptions are not used for valuation of Quantum Convertible Note as of December 31, 2025.

Extension Note Bifurcated Derivative [Member]
Fair Value Measurements
Schedule of Key Inputs
June 24, 2024
CCC bond rates	14.36%
Expected term (years)	<0.1

Additional Bridge Notes [Member]
Fair Value Measurements
Schedule of Key Inputs
	November 26, 2024	August 2, 2024	June 24, 2024
Risk-free interest rate	4.33%	4.35%	5.42%
Expected term (years)	0.66	0.98	0.91
Volatility	173.00%	103.00%	110.00%
Stock price	$162.40	$340.00	$968.80
Debt discount rate	36.40%	40.60%	41.12%

Exchange Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	December 31, 2025	December 31, 2024
Risk-free interest rate	—%	4.08%
Expected term (years)	—	0.98
Volatility	—%	156.00%
Stock price	$—	$108.80
Debt discount rate	—%	42.50%

ELOC Purchase Agreement [Member]
Fair Value Measurements
Schedule of Key Inputs
	December 31, 2025	December 31, 2024
Risk-free interest rate	—%	4.26%
Expected term (years)	—	2.51
Volatility	—%	124.00%
Stock price	$—	$108.80

September 2024 Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	December 31, 2025	December 31, 2024
Risk-free interest rate	—%	4.27%
Expected term (years)	—	4.75
Volatility	—%	113.00%
Stock price	$—	$108.80
Market discount rate	—%	8.22%

March 2025 Convertible Note [Member]
Fair Value Measurements
Schedule of Key Inputs
	December 31, 2025	March 20, 2025
Risk-free interest rate	—%	4.06%
Expected term (years)	—	0.72
Volatility	—%	115.61%
Stock price	$—	$96.00